             AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                               ON April 5, 2000


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                              __________________

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]

                      POST-EFFECTIVE AMENDMENT NO. 11                   [x]

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]

                              AMENDMENT NO. 14                          [x]
                              __________________

                                THE TORRAY FUND
                                ---------------
              (Exact Name of Registrant as Specified in Charter)

                6610 Rockledge Drive, Bethesda, Maryland 20817
                ----------------------------------------------
                   (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                 (301)493-4600
                                 -------------

                           William M Lane, President
                                The Torray Fund
                6610 Rockledge Drive, Bethesda, Maryland 20817
                ----------------------------------------------
                    (Name and Address of Agent for Service)

                         Copies of communications to:

                          John H. Grady, Jr., Esquire
                          Morgan, Lewis & Bockius LLP
                              1701 Market Street
                            Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

     X     Immediately upon filing pursuant to paragraph (b), or
    ----
    ___    On _____________ pursuant to paragraph (b), or

    ___    60 days after filing pursuant to paragraph (a), or

    ___    On [date] pursuant to paragraph (a) of Rule 485.

PROSPECTUS

April 5 , 2000

The Torray Fund
The Torray Fund is a no-load mutual fund managed by The Torray Corporation.


           The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
About the Fund.............................................................   2
Performance................................................................   4
Fund Expenses..............................................................   5
Financial Highlights.......................................................   6
Fund Management............................................................   7
Purchasing and Redeeming Shares............................................   7
Taxes and Distributions....................................................  10

ABOUT THE FUND

Investment Goals:

The Torray Fund's goals are to build shareholder wealth over long periods (10 years or more) and to minimize shareholder capital gains tax liability by limiting the realization of long and short-term gains.

There is no guarantee that the Fund will meet these objectives.

Investment Strategies and Policies:

The manager's strategy is to buy and hold stocks of quality companies for long-term investment. In this context, "quality" refers to demonstrated earning power, sound finances, solid competitive position, and capable executive leadership. Management never trades for quick profits and no effort is made to forecast the market or time the Fund's investments to take advantage of the perceived outlook. Ordinarily 90% or more of assets will be invested in common stocks with the balance held in U.S. Treasury securities or other cash instruments. Investments are not limited to any particular capitalization size. Positions in individual stocks will generally not exceed 8% of assets and in industry groupings, 25%.

The manager believes that value exists in businesses, not stocks. Consequently, a thorough analysis of corporate economic fundamentals is the essential element of The Torray Corporation's approach. History shows that the stocks of companies generating higher earnings rise over time. The manager's research, therefore, concentrates on studying growing businesses, the objective being to capitalize on the values that accumulate in such enterprises over long periods. Companies that have performed poorly for extended periods or appear headed downhill with little chance of recovery are not bought, regardless of how undervalued their shares may appear. However, quality companies that have fallen from investor favor are often of interest because the price of their shares may fail to reflect the business's intrinsic value. In such cases the manager seeks to determine whether the seemingly low price reflects temporary problems or a serious impairment of economic values. Investments are made only when it is believed that a company's long-term outlook is sound and the shares are fairly priced.

Investors in search of unrealistically high returns or quick profits, or to whom quarterly performance is important, should not invest in The Torray Fund.

The Fund's goals and investment strategy can be changed without shareholder approval.

MAIN RISKS

Torray Fund investors face the risk that the manager's business analyses prove faulty. The Fund usually holds between 25 and 40 stocks compared to a mutual fund industry average of well over 100. If the fundamental prospects of a number of large holdings are misjudged, shareholders may suffer losses even during a time when the general market and many other funds are rising. Beyond that possibility there is always a risk that money may be lost on investments in equity mutual funds.

PERFORMANCE

Below are a chart and table showing the Fund's performance. The bar chart illustrates how the Fund's returns have varied from year to year. The table compares the Fund's performance against the performance of an unmanaged market index. These figures assume that all distributions were reinvested. It is important to remember that the Fund's past performance does not indicate how the Fund will perform in the future.

                     1991   1992  1993  1994   1995   1996   1997  1998   1999
                    ------ ------ ----- ----- ------ ------ ------ ----- ------
The Torray Fund.... 19.98% 21.04% 6.37% 2.41% 50.41% 29.09% 37.12% 8.20% 24.01%

                      Annual Total Return (%) as of 12/31

The Fund's best return for a calendar quarter was 21.30% in the Fourth Quarter of 1998, and the lowest return for a calendar quarter was (21.30%) in the Third Quarter of 1998.

                  Average Annual Total Returns as of 12/31/99

                                                                        9 Years
                                                          1            beginning
                                                        Year   5 Years 12/31/90*
                                                        -----  ------- ---------
Torray Fund............................................ 24.01%  29.00%   21.22%
S&P 500 Index.......................................... 21.04%  28.55%   20.85%

* Commencement of Operations

FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Fees
 (fees paid directly from your investment)
                                                                          None
Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)
Management Fees.......................................................... 1.00%
Other Expenses...........................................................  .07
                                                                          ----
Total Annual Fund Operating Expenses..................................... 1.07%
                                                                          ====

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example uses the same assumptions that are in all mutual fund prospectuses: a $10,000 investment, a 5% return and fund expenses that remain the same each year. The figures shown in this example are entirely hypothetical. They are not representations of past or future performance or expenses. Your actual costs and returns may be higher or lower.

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
$ 110                   $ 342                                 $ 593                                $ 1,310

FUND MANAGEMENT

The Fund's manager is The Torray Corporation, 6610 Rockledge Drive, Suite 450, Bethesda, Maryland 20817. Robert E. Torray has served as President of the manager since 1990. Mr. Torray is also the Chairman of Robert E. Torray & Co. Inc., a manager of large institutional portfolios, that he founded May 1, 1972. Douglas C. Eby, the Fund's co-manager, joined The Torray Corporation in 1992. He serves as its Executive Vice President and is also President of Robert E. Torray & Co. Inc. Mr. Torray is 62 and Mr. Eby is 40.

The manager provides investment advice and portfolio management services and oversees the administration of the Fund. The manager received 1.0% of the Fund's average daily net assets as compensation for these services for the fiscal year ended December 31, 1999.

PURCHASING AND REDEEMING SHARES

Pricing Fund Shares

Orders to buy or redeem shares that are received in good order prior to the close of the Fund (generally 4:00 P.M. Eastern time) will be processed at the net asset value calculated that day. Net asset value per share is calculated by dividing the Fund's net assets by the number of shares outstanding after the New York Stock Exchange ("NYSE") closes for the day.

The Fund uses market quotes that are readily available to value its securities. In cases where quotes are not readily available, the securities will be valued using fair value guidelines approved by the Fund's board of trustees.

How To Buy Shares

You may buy shares of the Fund on a no-load basis on any day that the NYSE is open.

The minimum initial purchase is $10,000. You should send your check payable to "The Torray Fund" with a completed account application to the Fund's transfer agent:

  The Torray Fund
  c/o PFPC Inc.
  211 South Gulph Road
  P.O. Box 61503
  King of Prussia, PA 19406-0903

Additional purchases can be made for $500 or more and should be mailed to:

  The Torray Fund
  c/o PFPC Inc.
  211 South Gulph Rd.
  P.O. Box 61767
  King of Prussia, PA 19406-8767

Please remember to include your account number on your check.

You, your spouse, or your children may open a related account for an initial investment of $2,000 if your current account meets the minimum initial investment amount of $10,000. A related account can be a joint account with your spouse or children or a retirement account such as an IRA.

To open a related account you may be asked to present additional documents as proof of the relationship in addition to an account application. You will also be asked to provide your existing account number and taxpayer identification number. You should use caution when giving these numbers to another person because that person may be able to gain access to your account or other confidential financial information.

You may also buy shares through a broker or other financial institution and may be charged a fee for their services.

How to Redeem Shares

You may redeem your shares either in writing or by telephone if you elected the telephone redemption privilege on your application. You should submit your written redemption request directly to:

  The Torray Fund
  c/o PFPC Inc.
  211 South Gulph Road
  P.O. Box 61503
  King of Prussia, PA 19406-0903

If your account is held in the name of a corporation, as a fiduciary or agent, or as a surviving joint owner, you may be required to provide additional documents with your redemption request.

To redeem by telephone you can call 1-800-626-9769.

Please remember that all redemption requests must include your name and account number. The Fund may take up to seven days to pay redemption proceeds. If you are redeeming shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

Additional Purchase and Redemption Information

The Fund reserves the following rights as they relate to purchases and redemptions:

  . To redeem your shares if your account balance falls below $10,000 as a result of redemptions. You will receive 30 days notice to increase the value of your account to $10,000 before the account is closed.

  . To refuse any purchase order.

  . To refuse third-party checks for purchases of shares.

  . To change or waive the Fund's investment minimums.

  . To suspend the right to redeem and delay redemption proceeds during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

  . To require a signature guarantee for fund redemptions sent to an address different from the address of record.

  . To require a signature guarantee for some fund redemptions and IRA transfers.

Shareholders should be aware that purchase and redemption requests mailed to the Fund's Maryland address will not be processed until they are received by the Fund's transfer agent (generally the next business day) at the address above. You can avoid delays by mailing requests for purchases and redemptions directly to the Fund's transfer agent.

TAXES AND DISTRIBUTIONS

The Fund declares and pays dividends quarterly and net capital gains at least annually. All distributions will be invested in shares of the Fund unless you elect on your account application to receive distributions in cash. You can elect to cancel cash payments by notifying the Fund, in writing, prior to the date of distribution. Your choice will be effective for distributions paid after the Fund receives your written notice.

The Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its securities. The manager's buy and hold strategy may act to limit the realization of short term gains, and defer the realization of long term gains. Each redemption of Fund shares is a taxable event. You should consult a tax advisor regarding your investment in the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for 12/31/99, 12/31/98 and 12/31/97 has been audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Fund's financial statements are incorporated by reference into the Statement of Additional Information, which is available upon request. The information for 12/31/96 and 12/31/95 has been audited by other auditors.

                              Year        Year       Year      Year      Year
                             ended       ended      ended     ended     ended
                            12/31/99    12/31/98   12/31/97  12/31/96  12/31/95
                           ----------  ----------  --------  --------  --------
PER SHARE DATA
Net Asset Value,
  Beginning of Period....  $   36.480  $   33.850  $ 25.220  $ 20.110  $13.755
Income From Investment
  Operations:
Net Investment Income....       0.073       0.139     0.130     0.186    0.215
Net Gains on Securities
  (both realized and
  unrealized)............       8.616       2.630     9.206     5.642    6.674
                           ----------  ----------  --------  --------  -------
 Total from Investment
   Operations............       8.689       2.769     9.336     5.828    6.889
Less Distributions:
Dividends (from Net
  Investment Income).....      (0.073)     (0.139)   (0.130)   (0.187)  (0.214)
Distributions (from
  Capital Gains).........      (0.786)      0.000    (0.576)   (0.531)  (0.320)
                           ----------  ----------  --------  --------  -------
 Total Distributions.....      (0.859)     (0.139)   (0.706)   (0.718)  (0.534)
                           ----------  ----------  --------  --------  -------
Net Asset Value, End of
  Period.................  $   44.310  $   36.480  $ 33.850  $ 25.220  $20.110
                           ==========  ==========  ========  ========  =======

TOTAL RETURN /1/ ........       24.01%       8.20%    37.12%    29.09%   50.41%

RATIOS/SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's omitted)........  $1,895,538  $1,458,854  $608,537  $116,593  $50,744
Ratio of Expenses to
  Average Net Assets.....        1.07%       1.09%     1.13%     1.25%    1.25%
Ratio of Net Income to
  Average Net Assets.....        0.18%       0.42%     0.47%     0.87%    1.31%
Portfolio Turnover Rate..       32.55%      25.96%    11.72%    20.95%   22.56%

----------
/1/Past performance is not predictive of future performance.

                               INVESTMENT MANAGER

                             The Torray Corporation
                        6610 Rockledge Drive, Suite 450
                               Bethesda, MD 20817

                                 LEGAL COUNSEL

                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

                              INDEPENDENT AUDITORS

                       Briggs, Bunting, & Dougherty, LLP
                          Two Logan Square, Suite 2121
                              18th & Arch Streets
                          Philadelphia, PA 19103-4901

                                   CUSTODIAN

                              United Missouri Bank
                                928 Grand Blvd.
                           Kansas City, MO 64141-6226

                                 TRANSFER AGENT

                                   PFPC Inc.
                              211 South Gulph Road
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                        HOW TO OBTAIN MORE INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Fund including a more detailed discussion of its investment policies and the risks associated with various investments. The SAI is incorporated by reference into this prospectus. This means that the SAI is legally a part of the prospectus.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-annual Report to Shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain a copy of the SAI or Reports to Shareholders by request and without charge by contacting the Fund at 1-800-443-3036 or in writing to The Torray Corporation, 6610 Rockledge Drive, Suite 450, Bethesda, Maryland 20817.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., or from the EDGAR Database on the SEC's website (http://www.sec.gov). Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may be obtained upon payment of a duplicating fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@ sec.gov.

The Torray Fund - 811-06096

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                      The
                                    TORRAY
                                     FUND

                                --------------

                                  PROSPECTUS

                                --------------

                              April 3, 2000

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                THE TORRAY FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                                April 5, 2000


This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated April 5, 2000. A copy of the Prospectus may be obtained by writing The Torray Corporation, 6610 Rockledge Drive, Suite 450, Bethesda, Maryland 20817, or by telephoning toll free at 1-800-443-3036. The Fund's most recent annual report is a separate document supplied with the SAI and include the Fund's audited financial statements, which are incorporated by reference into this Statement of Additional Information.

-------------------------------------------------------------------------

TABLE OF CONTENTS

-------------------------------------------------------------------------

                                                                      Page
INVESTMENT OBJECTIVE, POLICIES, RISKS, RESTRICTIONS,AND LIABILITIES..   3

MANAGEMENT OF THE FUND...............................................   6

INVESTMENT MANAGER AND OTHER SERVICES................................   9

DISTRIBUTIONS........................................................  11

BROKERAGE SERVICES...................................................  11

ORGANIZATION AND CAPITALIZATION OF THE FUND..........................  13

REDEMPTION OF SHARES AND DETERMINATION OF NET ASSET VALUE............  13

TAXES................................................................  15

CALCULATION OF RETURN................................................  17

FINANCIAL STATEMENTS.................................................  18

INVESTMENT OBJECTIVE, POLICIES, RISKS, RESTRICTIONS, AND LIABILITIES
--------------------------------------------------------------------

     Investment Objective.
     ---------------------

     The Torray Fund (the "Fund") is a diversified, open-end mutual fund. The Fund's goals are to build shareholder wealth over long periods (10 years or more) and to minimize shareholder capital gains tax liability by limiting the realization of long and short-term gains. There is no guarantee that the Fund will meet these objectives.

     Equity Securities. Since it purchases equity securities, the Fund is
     ------------------
subject to the risks that stock prices both individually and market-wide will fall over short or extended periods of time, and that prices of the Fund's equity securities may fluctuate from day-to-day. Historically, the stock markets have moved in cycles. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The stock prices of these companies may suffer a decline in response. These factors contribute to price volatility. Therefore, in order to be successful, investors must accept the fact that although the stocks of good companies generally will rise over long periods, they can trade at virtually any price in the short run.

     U.S. Treasury Securities.  The Fund is free to invest in U.S. Treasury
     ------------------------
Securities of varying maturities. There are usually no brokerage commissions as such paid by the Fund in connection with the purchase of such instruments. The value of such securities can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost. See "Brokerage Services," for a discussion of underwriters' commissions and dealers' spreads involved in the purchase and sale of such instruments.

     The investment objective and policies of the Fund set forth above and in the Prospectus may be changed without shareholder approval.

     Investment Restrictions.
     ------------------------

     Without a vote of the majority of the outstanding voting securities of the Fund, the Fund will not take any of the following actions:

          (1) Borrow money in excess of 5% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (and not for leverage) or for extraordinary or emergency purposes.

          (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost), and then only to secure borrowings permitted by Restriction 1 above.

          (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

          (4) Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

          (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

          (6) Purchase or sell real estate, although it may invest in securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

          (7) Purchase or sell commodities or commodity contracts, including future contracts.

          (8) Make loans, except by purchase of debt obligations or by entering into repurchase agreements.

          (9) Invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets taken at current value may be invested without regard to such 5% limitation; provided, however, that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities.

          (10) Acquire more than 10% of the voting securities of any issuer.

          (11) Concentrate more than 25% of the value of its total assets in any one industry.

     It is contrary to the Fund's present policy, which may be changed by the Trustees without shareholder approval, to borrow money, pledge or hypothecate its assets, make any short sales of securities, maintain any short position for the account of the Fund, issue senior securities, or purchase foreign securities which are not publicly traded in the United States. In addition, it is contrary to the Fund's present policy to:

          (1) Invest more than 10% of the Fund's net assets (taken at current value) in securities which at the time of such investment are not readily marketable.

          (2)  Write (sell) or purchase options.

          (3) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

          (4) Make investments for the purpose of gaining control of a company's management.

     All percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

     The phrase "shareholder approval," as used in the Prospectus, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

     Shareholder Liability.
     ----------------------

     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Fund. However, the Fund's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.


 MANAGEMENT OF THE FUND
 ----------------------

     The Trust is overseen by a board of trustees. The board of trustees meets regularly to review the Fund's activities, contractual arrangements, and performance.

     Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

     Professor Frederick Amling (DOB 12/23/26), Trustee of the Fund.  Professor
     -----------------------------------------
     of Finance, The George Washington University; President, Amling & Company (investment management company).

     Robert P. Moltz (DOB 10/03/47), Trustee of the Fund. President and Chief
     ------------------------------
     Executive Officer, Weaver Bros. Insurance Associates, Inc. (insurance).

     Professor Roy A. Schotland (DOB 03/18/33), Trustee of the Fund.  Professor
     -----------------------------------------
     of Law, Georgetown University Law Center;

     Director, Custodial Trust Company (banking). Director, Croft Funds Corporation (open-end management investment company).

     Wayne H. Shaner (DOB 08/23/47), Trustee of the Fund.  Vice President,
     ------------------------------
     Investments, Lockheed Martin Corporation and Lockheed Martin Investment Management Company; Member, Investment Committee, Maryland State Retirement System.

     Bruce C. Ellis (DOB 07/26/44), Trustee of the Fund. Director, Shepards
     -----------------------------
     Foundation (charity); Since 1992, Director, Rushmore/Cappiello Fund (investment company) and Rushmore Funds (investment companies).

*    William M Lane (DOB 05/21/50), Chairman of the Board of Trustees, President
     -----------------------------
     and Secretary of the Fund.  Vice President, Secretary and Treasurer, Robert
     E. Torray & Co., Inc.; Vice President and Secretary, The Torray Corporation; Secretary and Treasurer, Birmingham Capital Management Co., Inc.

     Douglas C. Eby (DOB 07/28/59), Vice President and Treasurer of the Fund.
     -----------------------------
     President, Robert E. Torray & Co., Inc.; Vice President and Treasurer, The Torray Corporation.

___________________________________
* Mr. Lane is an "interested person" of the Fund under the Investment Company Act of 1940.

     The mailing address of the officers and Trustees is c/o The Torray Fund, 6610 Rockledge Drive, Suite 450, Bethesda, Maryland 20817.

     The Fund's Agreement and Declaration of Trust provides that the Fund will indemnify its Trustees and each of its officers against liabilities and expenses incurred in connection with the litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any errors and omissions to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

     Each Trustee who is not an "interested person" of the Fund receives an annual fee of $10,000, plus $1,000 for each Trustees' meeting attended. The salaries and expenses of each of the Fund's officers are paid by the Manager. Mr. Lane and Mr. Eby as stockholders and/or officers of the Manager, will benefit from the management fees paid by the Fund.


     The following table exhibits Trustee Compensation for the fiscal year ended December 31, 1999.


------------------------------------------------------------------------------
 Name of                    Aggregate           Pension or       Estimated
 Person,                Compensation From       Retirement         Annual
 Position               Registrant for the       Benefits       Benefits Upon
                        Fiscal Year Ended       Accrued as       Retirement
                        December 31, 1999      Part of Fund
                                                 Expenses
------------------------------------------------------------------------------
Frederick                     $12,000              -0-              -0-
Amling
------------------------------------------------------------------------------
Robert P.                     $13,000              -0-              -0-
Moltz
------------------------------------------------------------------------------
Roy A.                        $13,000              -0-              -0-
Schotland
------------------------------------------------------------------------------
Wayne H.                      $13,000              -0-              -0-
Shaner
------------------------------------------------------------------------------
Bruce C. Ellis                $13,000              -0-              -0-
------------------------------------------------------------------------------


     As of March 14, 2000, the Trustees, officers, and affiliated persons of the Fund, as a group, owned 859,142.642 shares (2.001%) of the Fund.

     As of March 14, 2000 the following shareholders owned beneficially or of record more than 5% of the outstanding shares of the Fund.

-----------------------------------------------------------------
Shareholder                            # of Shares    % of Fund
-----------                           --------------  -----------
-----------------------------------------------------------------
Charles Schwab & Co., Inc.            12,805,276.027      29.25%
FBO Schwab Customers
101 Montgomery Street
San Francisco, CA  94104
-----------------------------------------------------------------

-----------------------------------------------------------------
Shareholder                            # of Shares    % of Fund
-----------                            -------------  -----------
-----------------------------------------------------------------
National Financial Services, Corp.    4,848,761.146   11.07%
200 Liberty Street
5th Floor
New York, NY  10281
Donaldson, Lufkin                     2,678,074.608    6.13%
Jenrette Securities Corp.
P.O. Box 2052
Jersey City, NJ 07303-9998
-----------------------------------------------------------------


INVESTMENT MANAGER AND OTHER SERVICES
-------------------------------------

     The Manager.
     -----------

     Under a written management contract ("Management Agreement") between the Fund and the Manager, subject to such policies as the Trustees of the Fund may determine, the Manager, at its expense, will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.

     Pursuant to the Management Agreement and subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Fund. As indicated under "Brokerage Services," the Fund's portfolio transactions may be placed with brokers which furnish the Manager, without cost, certain research, statistical and quotation services of value to it or its affiliates in advising the Fund or their other clients. In so doing, the Fund may incur greater brokerage commissions than it might otherwise pay.

     The Management Agreement has been approved by the Trustees of the Fund. By its terms, the Management Agreement will continue in force from year to year, but only so long as its continuance is approved at least annually by the Trustees at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Fund. The Management Agreement automatically terminates on assignment, and is terminable upon notice by the Fund. In addition, the Management Agreement may be terminated on not more than 60 days' notice by the Manager to the Fund. In the event the Manager ceases to be the Manager of the

Fund, the right of the Fund to use the identifying name of "Torray" may be withdrawn.

     The Fund pays, in addition to the management fee described above, all expenses not borne by the Manager, including, without limitation, fees and expenses of the Trustees, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the shares of the Fund for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and insurance premiums. The Fund is also responsible for such nonrecurring expenses as may arise, including litigation in which the Fund may be a party, and other expenses as determined by the Trustees. The Fund may have an obligation to indemnify its officers and Trustees with respect to such litigation.

                       --------------------------------------
                                 Advisory Fees Paid
                       --------------------------------------
                           1997         1998         1999
                       --------------------------------------
                       $3,446,533    $12,821,032  $16,626,268
                       --------------------------------------

          The Management Agreement provides that the manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

          The manager is a Maryland corporation organized in 1990. Approximately sixty-four percent (64%) of the outstanding voting shares of the manager is owned by Robert E. Torray.

          Code of Ethics.
          --------------

          The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the manager has also adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each

Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the Securities and Exchange Commission, and are available to the public.

          Other Services.
          ---------------

          United Missouri Bank ("UMB"), 928 Grand Blvd., Kansas City, MO 64141, is the custodian for the Fund. PFPC, 211 South Gulph Road, King of Prussia, PA 19406-0903 serves as transfer agent and shareholder servicing agent to the Fund.

          Certified Public Accountants.  The Fund's independent public
          ----------------------------
accountants are Briggs Bunting & Dougherty, LLP, Two Logan Square, Suite 2121, Philadelphia, PA 19103.

          Fund Counsel.  Morgan, Lewis and Bockius LLP, 1701 Market Street,
          ------------
Philadelphia, PA  19103, serves as counsel to the Trust.

DISTRIBUTIONS
--------------

          Distributions from Net Investment Income.  The Fund pays out
          ----------------------------------------
substantially all of its net investment income, (i.e., dividends, interest it receives from its investments, and short-term gains). It is the present policy of the Fund to declare and pay distributions from net investment income quarterly.

          Distributions of Capital Gains.  The Fund's policy is to distribute
          ------------------------------
annually substantially all of the net realized capital gain, if any, after giving effect to any available capital loss carryover. Net realized capital gain is the excess of net realized long-term capital gain over net realized short-term capital loss.


BROKERAGE SERVICES
-------------------

          Transactions on stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets but the price paid by the Fund usually includes a dealer commission or mark-up. It is anticipated that most purchases and sales of short-term portfolio securities will be with the issuer or with major dealers in money market instruments acting as principals. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

          When the Manager places orders for the purchase and sale of portfolio securities for the Fund and buys and sells securities for the Fund, it is anticipated that such transactions will be effected through a number of brokers and dealers. In so doing, the manager intends to use its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent that it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the manager considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker/dealer involved and the quality of service rendered by the broker/dealer in other transactions.

          It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical and quotation services from brokers which execute portfolio transactions for the clients of such advisors. Consistent with this practice, the manager may receive research, statistical and quotation services from brokers with which the Fund's portfolio transactions are placed. These services, which in some instances could also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the manager in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The fees paid to the manager are not reduced because it receives such services.

          As permitted by Section 28(e) of the Securities Exchange Act of 1934 and the Management Agreement, the manager may cause the Fund to pay a broker which provides "brokerage and research services" (as defined in the Act) to the manager an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker would have charged for effecting that transaction. The authority of the manager to cause the Fund to pay any such greater commissions is subject to such policies as the Trustees may adopt from time to time.

          Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of securities.

          The total brokerage commissions paid for the fiscal year ended December 31, 1997, 1998 and 1999 were $757,611.00, $1,804,630.00, and
$1,892,000, respectively.


ORGANIZATION AND CAPITALIZATION OF THE FUND
--------------------------------------------

          The Fund was established as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated April 19, 1990. The Trust's fiscal year ends on December 31 of each year.


REDEMPTION OF SHARES AND DETERMINATION OF NET ASSET VALUE
----------------------------------------------------------

          How to Redeem Shares.
          --------------------

          The procedures for redemption of Fund shares are summarized in the text of the Prospectus following the caption "How to Redeem." Redemption requests must be in good order, as defined in the Prospectus. Upon receipt of a redemption request in good order, the Shareholder will receive a check equal to the net asset value of the redeemed shares next determined after the redemption request has been received. The Fund will accept redemption requests only on days the New York Stock Exchange is open. Proceeds will normally be forwarded on the next day on which the New York Stock Exchange is open; however, the Fund reserves the right to take up to seven days to make payment if, in the judgment of the manager, the Fund could be adversely affected by immediate payment. The proceeds of redemption may be more or less than the shareholder's investment and thus may involve a capital gain or loss for tax purposes. If the shares to be redeemed represent an investment made by check, the Fund reserves the right not to forward the proceeds of the redemption until the check has been collected.

          The Fund may suspend the right of redemption and may postpone payment only when the New York Stock Exchange is closed for other than customary weekends and holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Securities and Exchange Commission.

          It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

          The Fund reserves the right to redeem shares and mail the proceeds to the shareholder if at any time the net asset value of the shares in the shareholder's account in the Fund falls below a specified level, currently set at $10,000. Shareholders will be notified and will have 30 days to bring the account up to the required level before any redemption action will be taken by the Fund. The Fund also reserves the right to redeem shares in a shareholder's account in excess of an amount set from time to time by the Trustees. No such limit is presently in effect, but such a limit could be established at any time and could be applicable to existing as well as future shareholders.


          How Net Asset Value is Determined.
          ----------------------------------

          The net asset value per share of the Fund is determined once on each day on which the New York Stock Exchange is open, as of the close of the Exchange. The Trust expects that the days, other than weekend days, that the Exchange will not be open are New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund's portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported -- and in the case of certain securities traded over-the-counter -- the last reported bid price.

          Certain securities and assets of the Fund may be valued at fair value as determined in good faith by the Trustees or by persons acting at their direction pursuant to guidelines established by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

          Generally, trading in U.S. Government Securities is substantially completed each day at various times prior to the close of the Exchange. The value of such securities used for determining the Fund's net asset value per share is computed as of such times. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

TAXES
------

          All dividends and distributions of the Fund, whether received in shares or cash, are taxable to the Fund's shareholders and must be reported by each shareholder on his federal income tax return. Although a dividend or capital gains distribution received after the purchase of the Fund's shares reduces the net asset value of the shares by the amount of the dividend or distribution, it will be treated as a dividend, and will be subject to federal income taxes as ordinary income or, if properly designated by the Fund, as long-term capital gain. In general, any gain or loss realized upon a taxable disposition of Fund shares by a shareholder will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased by the shareholder within 30 days before or after the disposition.

          The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (b) each year distribute at least 90% of its "investment company taxable income," which, in general, consists of investment income and short-term capital gains; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed.

          In years when the Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital.
A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares. The Fund currently has no intention or policy to distribute amounts in excess of its earnings and profits.

          Distributions from the Fund will qualify for the dividends-received deduction for corporations to the extent that the Fund's gross income was derived from qualifying dividends from domestic corporations.

          Annually, shareholders will receive information as to the tax status of distributions made by the Fund in each calendar year.

          The Fund is required to withhold and remit to the U.S. Treasury 31% of all dividend income earned by any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has under-reported income in the past (or the shareholder fails to certify that he is not subject to such withholding). In addition, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the amount of the proceeds of any redemption of shares of a shareholder account for which an incorrect or no taxpayer identification number has been provided.

          The foregoing relates to federal income taxation. Distributions from investment income and capital gains may also be subject to state and local taxes. The Fund is organized as a Massachusetts business trust. Under current law, as long as the Fund qualifies for the federal income tax treatment described above, it is believed that the Fund will not be liable for any income or franchise tax imposed by Massachusetts.

CALCULATION OF RETURN AND PERFORMANCE COMPARISONS
--------------------------------------------------

          Calculation of Return.
          ----------------------

          Total Return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested immediately rather than paid to the investor in cash. The formula for Total Return used herein includes four steps: (1)
adding to the total number of shares purchased by a hypothetical $10,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $10,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $10,000 investment and annualizing the result for periods of less than one year.

          The average annual total return for the Fund from commencement of investment operations (December 31, 1990) through December 31, 1999 was 21.22%, and the Fund's average annual total return for the one-year and five-year periods ended December 31, 1999 was 24.01% and 29.00% respectively.

          Performance Comparisons.
          ------------------------

          The Fund may from time to time include its Total Return in information furnished to present or prospective shareholders. The Fund may from time to time also include its Total Return and Yield and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Morningstar, the Investment Company Institute and other similar services as having the same investment objective as the Fund.


FINANCIAL STATEMENTS
---------------------

          The financial statements for the Fund for the year ended December 31, 1999, including notes thereto and the report of Briggs Bunting & Dougherty, LLP have been filed with the SEC and are incorporated by reference into this Statement of Additional Information.

                                THE TORRAY FUND

                 POST-EFFECTIVE AMENDMENT NO. 11 ON FORM N-1A

                                    PART C

                               OTHER INFORMATION


Item 23.  Exhibits.
          --------

          (a)    Agreement and Declaration of Trust originally filed as exhibit
                 (1) to the Registrant's Initial Registration Statement on Form N-1A dated April 24, 1990, is incorporated by reference to exhibit (1) to Post-Effective Amendment No. 6, electronically filed on April 30, 1996

          (b) By-Laws originally filed as exhibit (2) to the Registrant's Initial Registration Statement on Form N-1A, as filed April 24, 1990, are incorporated by reference to exhibit (2) to Post-Effective Amendment No. 6, electronically filed on April 30, 1996

          (c)    Inapplicable

          (d) Management Contract with The Torray Corporation ("Torray") originally filed as exhibit (5) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed November 20, 1990, is incorporated by reference to exhibit (5) to Post-Effective Amendment No. 6, electronically filed on April 30, 1996

          (e)    Inapplicable

          (f)    Inapplicable

          (g)(1) Custodian Agreement between Registrant and Sovran Bank/Maryland originally filed as exhibit (8) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed November 20, 1990, is incorporated by reference to exhibit (8) to Post-Effective Amendment No. 6, electronically filed on April 30, 1996

          (g)(2) Custodian Agreement between Registrant and Rushmore Trust and Savings, FSB originally filed as exhibit (8)(b) to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A, filed April 29, 1994, is incorporated by reference to exhibit (8)(b) to Post-Effective Amendment No. 6, electronically filed on April 30, 1996

          (g)(3) Custody Administration and Agency Agreement between Registrant and FPS Services, Inc.(First Data Investors Services Group) is incorporated by reference to exhibit 8(c) to Post-Effective Amendment No. 8, electronically filed on February 11, 1998

          (h)(1) Transfer Agency and Shareholder Service Agreement between Registrant and Torray originally filed as exhibit (9) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed November 20, 1990, is incorporated by reference to exhibit (9) to Post-Effective Amendment No. 6, electronically filed on April 30, 1996

          (h)(2) Transfer Agent Services Agreement dated September 20, 1996 between Registrant and FPS Services, Inc. (First Data Investors Services Group) is incorporated by reference to exhibit (9a) to Post-Effective Amendment No. 8, electronically filed on April 29, 1998

          (i)    Opinion of Morgan, Lewis & Bockius LLP is filed herewith

          (j) Consent of independent accountants Briggs Bunting & Dougherty, LLP is filed herewith

          (k)    Inapplicable

          (l) Purchase Agreement between Registrant and Robert E. Torray as filed as exhibit (13) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed November 20, 1990, is incorporated by reference to exhibit (13) to Post-Effective Amendment No. 6, as filed on April 30, 1996

          (m)    Inapplicable

          (n)    Inapplicable

          (o)    Inapplicable

          (p)(1) Code of Ethics of the Torray Fund is filed herewith
          (p)(2) Code of Ethics ofThe Torray Corporation is filed herewith

Item 24.  Persons Controlled by or under Common Control with Registrant.
          -------------------------------------------------------------

          None.

Item 25.  Indemnification.
          ---------------

          Article VIII of the Registrant's Agreement and Declaration of Trust, provides in effect that the Registrant will indemnify its officers and Trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions (or otherwise), the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisor.
          ----------------------------------------------------

     (a) Registrant's investment advisor is The Torray Corporation, a Maryland corporation ("Torray"), which was organized in 1990. The principal place of business of Torray is 6610 Rockledge Drive, Bethesda, Maryland 20817. The only business in which Torray currently engages is that of investment advisor and administrator to the Registrant and other investment companies that Torray may sponsor in the future. Information pertaining to business and other connections of the investment advisor is hereby incorporated by reference to the section of the Prospectus captioned "Management of the Fund" and to the section of the Statement of Additional Information captioned "Management of the Fund."

     (b) The business, profession, vocation or employment of a substantial nature in which each director and officer of Torray is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or Trustee is as follows:

Name                Name of Company and Capacity Therewith
----                --------------------------------------

Robert E. Torray    Chairman of the Board, Robert E. Torray & Co., Inc.
                    (investment advice); President and Chairman of the Board of Directors, The Torray Corporation; Chairman, Birmingham
                    Capital Management Co., Inc. (investment advice);

Douglas C. Eby      President, Robert E. Torray & Co. Inc.; Assistant Treasurer,
                    The Torray Corporation.

William M Lane      Vice President, Robert E. Torray & Co. Inc.; Vice President
                    and Secretary, The Torray Corporation; Secretary and
                    Treasurer, Birmingham Capital Management Co., Inc.;


Item 27.  Principal Underwriters.
          ----------------------

          None

Item 28.  Location of Accounts and Records.
          --------------------------------

          All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Registrant's Transfer Agent, PFPC, 211 South Gulph Road, King of Prussia, PA 19406-0903 (transfer agency and shareholder records), the offices of Registrant's manager, The Torray Corporation, 6610 Rockledge Drive, Bethesda, MD 20817, at the offices of the Registrant's Custodian, United Missouri Bank, 928 Grand Blvd., Kansas City, MO 64141-6226 (journals, ledgers, receipts, and brokerage orders), or at the offices of Morgan, Lewis & Bockius LLP, counsel to the Registrant, 1800 M Street, N.W., Washington, D.C. 20036 (minute books and declaration of trust).


Item 29.  Management Services.
          -------------------

          Not applicable.

Item 30.  Undertakings
          ------------

          Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1993 Act and has duly caused this Post-Effective Amendment No. 10 to be signed on behalf of the undersigned, thereto duly authorized, in the City of Bethesda and State of Maryland, on the day of April 5, 2000.

                                    THE TORRAY FUND

                                    By: /s/ William M Lane
                                        ---------------------------
                                        William M Lane, President

_________________________________________________________________
As required by the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed by the following persons in the
                                                 ----------------------------
capacity and on the date indicated.
------------------------------------


Signature                          Title               Date
---------                          -----               ----

    *                              Trustee             April 5, 2000
------------------
Frederick Amling

    *                              Trustee             April 5, 2000
------------------
Robert P. Moltz

    *                              Trustee             April 5, 2000
------------------
Roy Schotland

/s/ William M Lane                 Trustee             April 5, 2000
William M Lane                     President
                                   Principal
                                   Financial
                                   Officer

    *                              Trustee             April 5, 2000
------------------
Bruce Ellis

    *                              Trustee             April 5, 2000
------------------
Wayne Shaner

* By: /s/ William M Lane
      --------------------
      William M Lane
      Attorney-in-Fact

                                 EXHIBIT INDEX


(a) Agreement and Declaration of Trust as filed originally exhibit (1) to the Registrant's Initial Registration Statement on Form N-1A dated April 24, 1990, is incorporated by reference to exhibit (1) to Post-Effective Amendment No. 6, electronically filed on April 30, 1996

(b) By-Laws originally filed as exhibit (2) to the Registrant's Initial Registration Statement on Form N-1A, originally filed April 24, 1990, are incorporated by reference to exhibit (2) to Post-Effective Amendment No. 6, as filed on April 30, 1996

(c)       Inapplicable

(d) Management Contract with The Torray Corporation ("Torray") originally filed as exhibit (5) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed November 20, 1990, is incorporated by reference to exhibit (5) to Post-Effective Amendment No. 6, electronically filed on April 30, 1996

(e)       Inapplicable

(f)       Inapplicable

(g)(1) Custodian Agreement between Registrant and Sovran Bank/Maryland originally filed as exhibit (8) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed November 20, 1990, is incorporated by reference to exhibit (8) to Post-Effective Amendment No. 6, electronically filed on April 30, 1996

(g)(2) Custodian Agreement between Registrant and Rushmore Trust and Savings, FSB originally filed as exhibit (8)(b) to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A, filed April 29, 1994, is incorporated by reference to exhibit (8)(b) to Post-Effective Amendment No. 6, electronically filed on April 30, 1996

(g)(3) Custody Administration and Agency Agreement between Registrant and FPS Services, Inc. is incorporated by reference to exhibit 8(c) to Post-Effective Amendment No. 8, electronically filed on February 11, 1998

(h)(1) Transfer Agency and Shareholder Service Agreement between Registrant and Torray originally filed as exhibit (9) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed November 20, 1990, is incorporated by reference to exhibit (9) to Post-Effective Amendment No. 6, electronically filed on April 30, 1996

(h)(2) Transfer Agent Services Agreement dated September 20, 1996 between Registrant and FPS Services, Inc. (now First Data) is Exhibit 9a incorporated by reference to Post-Effective Amendment to be filed by later amendment No. 8

(i)       Opinion of Morgan, Lewis & Bockius LLP is filed herewith

(j)       Consent of Briggs Bunting & Dougherty, LLP is filed herewith

(k)       Inapplicable

(l) Purchase Agreement between Registrant and Robert E. Torray originally filed as exhibit (13) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed November 20, 1990, is incorporated by reference to exhibit (13) to Post-Effective Amendment No. 6, as filed on April 30, 1996

(m)       Inapplicable

(n)       Inapplicable

(o)       Inapplicable

(p)(1) Code of Ethics of the Torray Fund is filed herewith
(p)(2) Code of Ethics ofThe Torray Corporation is filed herewith

                                       2